Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 46	£ 19
Non-current borrowings	674	1,066
Finance lease liabilities	5	8
Borrowings	720	1,085
Market value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	5	8
Borrowings	709	1,089
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	43	15
Bank loans and overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	43	15
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 233	£ 463
Effective interest rate	2.04%	2.04%
1.875% Euro notes 2021 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 233	£ 467
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 92	£ 85
Effective interest rate	3.94%	3.94%
3.75% US dollar notes 2022 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 91	£ 87
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 74	£ 69
Effective interest rate	3.36%	3.36%
3.25% US dollar notes 2023 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 71	£ 67
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 273	£ 445
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 266	£ 445